                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IA SHARES PROSPECTUS
                             DATED MAY 1, 2006
                           FOR HARTFORD HLS FUNDS
                             (THE "PROSPECTUS")

The Prospectus is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO HARTFORD SMALL COMPANY HLS FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of Hartford Small Company HLS Fund (the "Fund") approved a sub-advisory agreement between HL Investment Advisors, LLC ("HL Advisors"), and Hartford Investment Management Company ("Hartford Investment Management") (the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of Hartford Series Fund, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening Hartford Small Company HLS Fund's Class IA shares for investment contingent upon shareholder approval of the Agreement. Accordingly, the Prospectus is revised as follows:

    Effective June 12, 2006, under the heading "Hartford Small Company HLS Fund" on page 78 of the Prospectus, the first two paragraphs are deleted and replaced with the following:

EFFECTIVE JUNE 12, 2006, THE FUND WILL RE-OPEN ITS CLASS IA SHARES TO NEW INVESTMENTS.

    On the same page, under the sub-heading "Principal Investment Strategy," the following paragraphs are inserted after the first paragraph:

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management will seek growth of capital as its investment goal, through investing primarily in small capitalization companies, and will evaluate securities using what is sometimes referred to as a "bottom-up" approach (the use of fundamental analysis to identify specific securities for purchase or sale). However, Hartford Investment Management will do so with an investment strategy that complements Wellington Management's investment strategy.

    On the same page, under the sub-heading "Main Risks," the second and fourth paragraphs are deleted.

    On the same page, under the sub-heading "Main Risks," the following paragraphs are inserted after the paragraph discussing the risk of investing in foreign investments:

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

    On page 80, the sub-heading "Sub-Adviser" is deleted and replaced with the sub-heading "Sub-Advisers." On the same page, Hartford Investment Management is inserted before Wellington Management under the sub-heading "Sub-Advisers."

    On the same page, under the sub-heading "Portfolio Managers," the disclosure regarding the "Portfolio Managers" for Small Company HLS Fund is deleted and replaced with the following:

HARTFORD INVESTMENT MANAGEMENT COMPANY

Mark Waterhouse

    o Executive Vice President of Hartford Investment Management

    o Portfolio manager of the fund since June 12, 2006

    o Joined Hartford Investment Management in 2005

    o Partner and Chief Investment Officer at Think Equity Capital (2003-2005)

    o Managing Director at Moore Capital Management, LLC (2001-2003)

WELLINGTON MANAGEMENT COMPANY, LLP

Steven C. Angeli, CFA

    o Senior Vice President and Equity Portfolio Manager of Wellington
      Management

    o Portfolio manager of the fund since 2000

    o Joined Wellington Management as an investment professional in 1994

Stephen Mortimer

    o Vice President and Equity Portfolio Manager of Wellington Management

    o Portfolio manager of the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Equity Analyst at Vinik Asset Management (1998-2000)

Mario E. Abularach

    o Vice President and Equity Research Analyst of Wellington Management

    o Involved in portfolio management and securities analysis for the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Research Analyst at JFL Asset Management (2000)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

    On page 104, under the heading "Management of the Funds, The Investment Sub-Advisers," paragraphs four, five and six are deleted and the following paragraph is inserted:

On May 23, 2006, at a Special Meeting of Shareholders of Hartford Small Company HLS Fund, shareholders approved a sub-advisory agreement between HL Advisors and Hartford Investment

Management, pursuant to which Hartford Investment Management serves as additional sub-adviser to Hartford Small Company HLS Fund. As a result, Hartford Small Company HLS Fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among Hartford Investment Management and Wellington Management.

INVESTMENT MANAGEMENT FEE REDUCTION

    Effective June 12, 2006, HL Investment Advisors, LLC, has agreed to reduce its investment management fee by adding breakpoints at certain asset levels for Hartford Small Company HLS Fund. Accordingly, the following changes are being made to the Prospectus:

    Under the heading "Management of the Funds, Management Fees" on page 105, the fee schedule for Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund and Small Company HLS Fund is amended by deleting Small Company HLS Fund from the list of funds preceding the fee schedule.

    Under the Heading "Management of the Funds, Management Fees" on the same page, the following fee schedule is inserted before the fee schedule for the "High Yield HLS Fund":

SMALL COMPANY HLS FUND

AVERAGE DAILY NET
ASSETS                                                                                           ANNUAL RATE
----------------------                                                                           ------------
First $250 Million                                                                                  0.775%
Next $250 Million                                                                                   0.725%
Next $500 Million                                                                                   0.675%
Next $500 Million                                                                                   0.600%
Amount Over $1.5 Billion                                                                            0.550%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5783

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IB SHARES PROSPECTUS
                             DATED MAY 1, 2006
                           FOR HARTFORD HLS FUNDS
                             (THE "PROSPECTUS")

The Prospectus is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO HARTFORD SMALL COMPANY HLS FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of Hartford Small Company HLS Fund (the "Fund") approved a sub-advisory agreement between HL Investment Advisors, LLC ("HL Advisors"), and Hartford Investment Management Company ("Hartford Investment Management") (the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of Hartford Series Fund, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening Hartford Small Company HLS Fund's Class IB shares for investment contingent upon shareholder approval of the Agreement. Accordingly, the Prospectus is revised as follows:

    Effective June 12, 2006, under the heading "Hartford Small Company HLS Fund" on page 78 of the Prospectus, the first two paragraphs are deleted and replaced with the following:

EFFECTIVE JUNE 12, 2006, THE FUND WILL RE-OPEN ITS CLASS IB SHARES TO NEW INVESTMENTS.

    On the same page, under the sub-heading "Principal Investment Strategy," the following paragraphs are inserted after the first paragraph:

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management will seek growth of capital as its investment goal, through investing primarily in small capitalization companies, and will evaluate securities using what is sometimes referred to as a "bottom-up" approach (the use of fundamental analysis to identify specific securities for purchase or sale). However, Hartford Investment Management will do so with an investment strategy that complements Wellington Management's investment strategy.

    On page 79, under the sub-heading "Main Risks," the second and fourth paragraphs are deleted.

    On the same page, under the sub-heading "Main Risks," the following paragraphs are inserted after the paragraph discussing the risk of investing in foreign investments:

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

    On page 81, the sub-heading "Sub-Adviser" is deleted and replaced with the sub-heading "Sub-Advisers." On the same page, Hartford Investment Management is inserted before Wellington Management under the sub-heading "Sub-Advisers."

    On the same page, under the sub-heading "Portfolio Managers," the disclosure regarding the "Portfolio Managers" for Small Company HLS Fund is deleted and replaced with the following:

HARTFORD INVESTMENT MANAGEMENT COMPANY

Mark Waterhouse

    o Executive Vice President of Hartford Investment Management

    o Portfolio manager of the fund since June 12, 2006

    o Joined Hartford Investment Management in 2005

    o Partner and Chief Investment Officer at Think Equity Capital (2003-2005)

    o Managing Director at Moore Capital Management, LLC (2001-2003)

WELLINGTON MANAGEMENT COMPANY, LLP

Steven C. Angeli, CFA

    o Senior Vice President and Equity Portfolio Manager of Wellington
      Management

    o Portfolio manager of the fund since 2000

    o Joined Wellington Management as an investment professional in 1994

Stephen Mortimer

    o Vice President and Equity Portfolio Manager of Wellington Management

    o Portfolio manager of the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Equity Analyst at Vinik Asset Management (1998-2000)

Mario E. Abularach

    o Vice President and Equity Research Analyst of Wellington Management

    o Involved in portfolio management and securities analysis for the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Research Analyst at JFL Asset Management (2000)

    On page 106, under the heading "Management of the Funds, The Investment Sub-Advisers," paragraphs four, five and six are deleted and the following paragraph is inserted:

On May 23, 2006, at a Special Meeting of Shareholders of Hartford Small Company HLS Fund, shareholders approved a sub-advisory agreement between HL Advisors and Hartford Investment Management, pursuant to which Hartford Investment Management serves as additional sub-adviser to Hartford Small Company HLS Fund. As a result, Hartford Small Company HLS Fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among Hartford Investment Management and Wellington Management.

INVESTMENT MANAGEMENT FEE REDUCTION

    Effective June 12, 2006, HL Investment Advisors, LLC, has agreed to reduce its investment management fee by adding breakpoints at certain asset levels for Hartford Small Company HLS Fund. Accordingly, the following changes are being made to the Prospectus:

    Under the heading "Management of the Funds, Management Fees" on page 106, the fee schedule for Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund and Small Company HLS Fund is amended by deleting Small Company HLS Fund from the list of funds preceding the fee schedule.

    Under the Heading "Management of the Funds, Management Fees" on page 106, the following fee schedule is inserted before the fee schedule for the "High Yield HLS Fund":

SMALL COMPANY HLS FUND

AVERAGE DAILY NET
ASSETS                                                                                           ANNUAL RATE
----------------------                                                                           ------------
First $250 Million                                                                                  0.775%
Next $250 Million                                                                                   0.725%
Next $500 Million                                                                                   0.675%
Next $500 Million                                                                                   0.600%
Amount Over $1.5 Billion                                                                            0.550%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5784

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IA SHARES PROSPECTUS
                          (DIRECTOR MULTI-MANAGER)
                             DATED MAY 1, 2006
                           FOR HARTFORD HLS FUNDS
                             (THE "PROSPECTUS")

The Prospectus is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO HARTFORD SMALL COMPANY HLS FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of Hartford Small Company HLS Fund (the "Fund") approved a sub-advisory agreement between HL Investment Advisors, LLC ("HL Advisors"), and Hartford Investment Management Company ("Hartford Investment Management") (the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of Hartford Series Fund, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening Hartford Small Company HLS Fund's Class IA shares for investment contingent upon shareholder approval of the Agreement. Accordingly, the Prospectus is revised as follows:

    Effective June 12, 2006, under the heading "Hartford Small Company HLS Fund" on page 53 of the Prospectus, the first two paragraphs are deleted and replaced with the following:

EFFECTIVE JUNE 12, 2006, THE FUND WILL RE-OPEN ITS CLASS IA SHARES TO NEW INVESTMENTS.

    On the same page, under the sub-heading "Principal Investment Strategy," the following paragraphs are inserted after the first paragraph:

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management will seek growth of capital as its investment goal, through investing primarily in small capitalization companies, and will evaluate securities using what is sometimes referred to as a "bottom-up" approach (the use of fundamental analysis to identify specific securities for purchase or sale). However, Hartford Investment Management will do so with an investment strategy that complements Wellington Management's investment strategy.

    On the same page, under the sub-heading "Main Risks," the second and fourth paragraphs are deleted.

    On the same page, under the sub-heading "Main Risks," the following paragraphs are inserted after the paragraph discussing the risk of investing in foreign investments:

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

    On page 55, the sub-heading "Sub-Adviser" is deleted and replaced with the sub-heading "Sub-Advisers." On the same page, Hartford Investment Management is inserted before Wellington Management under the sub-heading "Sub-Advisers."

    On the same page, under the sub-heading "Portfolio Managers," the disclosure regarding the "Portfolio Managers" for Small Company HLS Fund is deleted and replaced with the following:

HARTFORD INVESTMENT MANAGEMENT COMPANY

Mark Waterhouse

    o Executive Vice President of Hartford Investment Management

    o Portfolio manager of the fund since June 12, 2006

    o Joined Hartford Investment Management in 2005

    o Partner and Chief Investment Officer at Think Equity Capital (2003-2005)

    o Managing Director at Moore Capital Management, LLC (2001-2003)

WELLINGTON MANAGEMENT COMPANY, LLP

Steven C. Angeli, CFA

    o Senior Vice President and Equity Portfolio Manager of Wellington
      Management

    o Portfolio manager of the fund since 2000

    o Joined Wellington Management as an investment professional in 1994

Stephen Mortimer

    o Vice President and Equity Portfolio Manager of Wellington Management

    o Portfolio manager of the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Equity Analyst at Vinik Asset Management (1998-2000)

Mario E. Abularach

    o Vice President and Equity Research Analyst of Wellington Management

    o Involved in portfolio management and securities analysis for the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Research Analyst at JFL Asset Management (2000)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

    On page 79, under the heading "Management of the Funds, The Investment Sub-Advisers," paragraphs four, five and six are deleted and the following paragraph is inserted:

On May 23, 2006, at a Special Meeting of Shareholders of Hartford Small Company HLS Fund, shareholders approved a sub-advisory agreement between HL Advisors and Hartford Investment Management, pursuant to which Hartford Investment Management serves as additional sub-adviser to Hartford Small Company HLS Fund. As a result, Hartford Small Company HLS Fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among Hartford Investment Management and Wellington Management.

INVESTMENT MANAGEMENT FEE REDUCTION

    Effective June 12, 2006, HL Investment Advisors, LLC, has agreed to reduce its investment management fee by adding breakpoints at certain asset levels for Hartford Small Company HLS Fund. Accordingly, the following changes are being made to the Prospectus:

    Under the heading "Management of the Funds, Management Fees" on page 80, the fee schedule for Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, International Opportunities HLS Fund and Small Company HLS Fund is amended by deleting Small Company HLS Fund from the list of funds preceding the fee schedule.

    Under the Heading "Management of the Funds, Management Fees" on the same page, the following fee schedule is inserted before the fee schedule for the "High Yield HLS Fund":

SMALL COMPANY HLS FUND

AVERAGE DAILY NET
ASSETS                                                                                           ANNUAL RATE
----------------------                                                                           ------------
First $250 Million                                                                                  0.775%
Next $250 Million                                                                                   0.725%
Next $500 Million                                                                                   0.675%
Next $500 Million                                                                                   0.600%
Amount Over $1.5 Billion                                                                            0.550%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5785

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IB SHARES PROSPECTUS
                             (NATIONS EVERGREEN)
                             DATED MAY 1, 2006
                           FOR HARTFORD HLS FUNDS
                             (THE "PROSPECTUS")

The Prospectus is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO HARTFORD SMALL COMPANY HLS FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of Hartford Small Company HLS Fund (the "Fund") approved a sub-advisory agreement between HL Investment Advisors, LLC ("HL Advisors"), and Hartford Investment Management Company ("Hartford Investment Management") (the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of Hartford Series Fund, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening Hartford Small Company HLS Fund's Class IB shares for investment contingent upon shareholder approval of the Agreement. Accordingly, the Prospectus is revised as follows:

Effective June 12, 2006, under the heading "Hartford Small Company HLS Fund" on page 19 of the Prospectus, the first two paragraphs are deleted and replaced with the following:

EFFECTIVE JUNE 12, 2006, THE FUND WILL RE-OPEN ITS CLASS IB SHARES TO NEW INVESTMENTS.

    On the same page, under the sub-heading "Principal Investment Strategy," the following paragraphs are inserted after the first paragraph:

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management will seek growth of capital as its investment goal, through investing primarily in small capitalization companies, and will evaluate securities using what is sometimes referred to as a "bottom-up" approach (the use of fundamental analysis to identify specific securities for purchase or sale). However, Hartford Investment Management will do so with an investment strategy that complements Wellington Management's investment strategy.

    On the same page, under the sub-heading "Main Risks," the second and fourth paragraphs are deleted.

    On the same page, under the sub-heading "Main Risks," the following paragraphs are inserted after the paragraph discussing the risk of investing in foreign investments:

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

    On page 22, the sub-heading "Sub-Adviser" is deleted and replaced with the sub-heading "Sub-Advisers." On the same page, Hartford Investment Management is inserted before Wellington Management under the sub-heading "Sub-Advisers."

    On the same page, under the sub-heading "Portfolio Managers," the disclosure regarding the "Portfolio Managers" for Small Company HLS Fund is deleted and replaced with the following:

HARTFORD INVESTMENT MANAGEMENT COMPANY

Mark Waterhouse

    o Executive Vice President of Hartford Investment Management

    o Portfolio manager of the fund since June 12, 2006

    o Joined Hartford Investment Management in 2005

    o Partner and Chief Investment Officer at Think Equity Capital (2003-2005)

    o Managing Director at Moore Capital Management, LLC (2001-2003)

WELLINGTON MANAGEMENT COMPANY, LLP

Steven C. Angeli, CFA

    o Senior Vice President and Equity Portfolio Manager of Wellington
      Management

    o Portfolio manager of the fund since 2000

    o Joined Wellington Management as an investment professional in 1994

Stephen Mortimer

    o Vice President and Equity Portfolio Manager of Wellington Management

    o Portfolio manager of the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Equity Analyst at Vinik Asset Management (1998-2000)

Mario E. Abularach

    o Vice President and Equity Research Analyst of Wellington Management

    o Involved in portfolio management and securities analysis for the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Research Analyst at JFL Asset Management (2000)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

    On page 34, under the heading "Management of the Funds, The Investment Sub-Advisers," paragraphs four, five and six are deleted and the following paragraph is inserted:

On May 23, 2006, at a Special Meeting of Shareholders of Hartford Small Company HLS Fund, shareholders approved a sub-advisory agreement between HL Advisors and Hartford Investment Management, pursuant to which Hartford Investment Management serves as additional sub-adviser to Hartford Small Company HLS Fund. As a result, Hartford Small Company HLS Fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among Hartford Investment Management and Wellington Management.

INVESTMENT MANAGEMENT FEE REDUCTION

    Effective June 12, 2006, HL Investment Advisors, LLC, has agreed to reduce its investment management fee by adding breakpoints at certain asset levels for Hartford Small Company HLS Fund. Accordingly, the following changes are being made to the Prospectus:

    Under the heading "Management of the Funds, Management Fees" on page 35, the fee schedule for Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, International Opportunities HLS Fund and Small Company HLS Fund is amended by deleting Small Company HLS Fund from the list of funds preceding the fee schedule.

    Under the Heading "Management of the Funds, Management Fees" on the same page, the following fee schedule is inserted after the fee schedule for the "Advisers HLS Fund":

SMALL COMPANY HLS FUND

AVERAGE DAILY NET
ASSETS                                                                                           ANNUAL RATE
----------------------                                                                           ------------
First $250 Million                                                                                  0.775%
Next $250 Million                                                                                   0.725%
Next $500 Million                                                                                   0.675%
Next $500 Million                                                                                   0.600%
Amount Over $1.5 Billion                                                                            0.550%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5786

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IA SHARES PROSPECTUS
                                   (ISP)
                             DATED MAY 1, 2006
                           FOR HARTFORD HLS FUNDS
                             (THE "PROSPECTUS")

The Prospectus is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO HARTFORD SMALL COMPANY HLS FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of Hartford Small Company HLS Fund (the "Fund") approved a sub-advisory agreement between HL Investment Advisors, LLC ("HL Advisors"), and Hartford Investment Management Company ("Hartford Investment Management") (the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to the Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of Hartford Series Fund, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening Hartford Small Company HLS Fund's Class IA shares for investment contingent upon shareholder approval of the Agreement. Accordingly, the Prospectus is revised as follows:

    Effective June 12, 2006, under the heading "Hartford Small Company HLS Fund" on page 36 of the Prospectus, the first two paragraphs are deleted and replaced with the following:

EFFECTIVE JUNE 12, 2006, THE FUND WILL RE-OPEN ITS CLASS IA SHARES TO NEW INVESTMENTS.

    On the same page, under the sub-heading "Principal Investment Strategy," the following paragraphs are inserted after the first paragraph:

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HL Advisors. As the investment manager, HL Advisors is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HL Advisors has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management will seek growth of capital as its investment goal, through investing primarily in small capitalization companies, and will evaluate securities using what is sometimes referred to as a "bottom-up" approach (the use of fundamental analysis to identify specific securities for purchase or sale). However, Hartford Investment Management will do so with an investment strategy that complements Wellington Management's investment strategy.

    On the same page, under the sub-heading "Main Risks," the second and fourth paragraphs are deleted.

    On the same page, under the sub-heading "Main Risks," the following paragraphs are inserted after the paragraph discussing the risk of investing in foreign investments:

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

    On page 38, the sub-heading "Sub-Adviser" is deleted and replaced with the sub-heading "Sub-Advisers." On the same page, Hartford Investment Management is inserted before Wellington Management under the sub-heading "Sub-Advisers."

    On the same page, under the sub-heading "Portfolio Managers," the disclosure regarding the "Portfolio Managers" for Small Company HLS Fund is deleted and replaced with the following:

HARTFORD INVESTMENT MANAGEMENT COMPANY

Mark Waterhouse

    o Executive Vice President of Hartford Investment Management

    o Portfolio manager of the fund since June 12, 2006

    o Joined Hartford Investment Management in 2005

    o Partner and Chief Investment Officer at Think Equity Capital (2003-2005)

    o Managing Director at Moore Capital Management, LLC (2001-2003)

WELLINGTON MANAGEMENT COMPANY, LLP

Steven C. Angeli, CFA

    o Senior Vice President and Equity Portfolio Manager of Wellington
      Management

    o Portfolio manager of the fund since 2000

    o Joined Wellington Management as an investment professional in 1994

Stephen Mortimer

    o Vice President and Equity Portfolio Manager of Wellington Management

    o Portfolio manager of the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Equity Analyst at Vinik Asset Management (1998-2000)

Mario E. Abularach

    o Vice President and Equity Research Analyst of Wellington Management

    o Involved in portfolio management and securities analysis for the fund since 2006 and for the firm for the past five years

    o Joined Wellington Management as an investment professional in 2001

    o Research Analyst at JFL Asset Management (2000)

The fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the fund.

    On pages 49 and 50, under the heading "Management of the Funds, The Investment Sub-Advisers," paragraphs four, five and six are deleted and the following paragraph is inserted:

On May 23, 2006, at a Special Meeting of Shareholders of Hartford Small Company HLS Fund, shareholders approved a sub-advisory agreement between HL Advisors and Hartford Investment Management, pursuant to which Hartford Investment Management serves as additional sub-adviser to Hartford Small Company HLS Fund. As a result, Hartford Small Company HLS Fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among Hartford Investment Management and Wellington Management.

INVESTMENT MANAGEMENT FEE REDUCTION

    Effective June 12, 2006, HL Investment Advisors, LLC, has agreed to reduce its investment management fee by adding breakpoints at certain asset levels for Hartford Small Company HLS Fund. Accordingly, the following changes are being made to the Prospectus:

    Under the heading "Management of the Funds, Management Fees" on page 50, the fee schedule for Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund and Small Company HLS Fund is amended by deleting Small Company HLS Fund from the list of funds preceding the fee schedule.

    Under the Heading "Management of the Funds, Management Fees" on the same page, the following fee schedule is inserted before the fee schedule for the "High Yield HLS Fund":

SMALL COMPANY HLS FUND

AVERAGE DAILY NET
ASSETS                                                                                           ANNUAL RATE
----------------------                                                                           ------------
First $250 Million                                                                                  0.775%
Next $250 Million                                                                                   0.725%
Next $500 Million                                                                                   0.675%
Next $500 Million                                                                                   0.600%
Amount Over $1.5 Billion                                                                            0.550%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5787

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                COMBINED STATEMENT OF ADDITIONAL INFORMATION
    FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
                       CLASS IA AND CLASS IB SHARES
                       DATED MAY 1, 2006 (THE "SAI")

The SAI is revised as follows:

ADDITION OF HARTFORD INVESTMENT MANAGEMENT COMPANY AS SUB-ADVISER TO HARTFORD
  SMALL HLS COMPANY FUND

At a Special Meeting of Shareholders held on May 23, 2006, shareholders of Hartford Small Company HLS Fund (the "Fund") approved a sub-advisory agreement, between HL Investment Advisors, LLC, and Hartford Investment Management Company ("Hartford Investment Management") (the "Agreement"), pursuant to which Hartford Investment Management will serve as an additional sub-adviser to Hartford Small Company HLS Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of Hartford Series Fund, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening Hartford Small Company HLS Fund's Class IA and Class IB shares for investment contingent upon shareholder approval of the Agreement. Accordingly, the SAI is revised as follows:

Effective June 12, 2006, under the heading "General Information" on page 2, the second full paragraph regarding Hartford Small Company HLS Fund is deleted.

Under the heading "Investment Management Arrangements" on page 40, the second paragraph listing the funds sub-advised by Hartford Investment Management and Wellington Management is amended by inserting the following disclosure at the end of the second paragraph:

On May 23, 2006, at a Special Meeting of Shareholders of Hartford Small Company HLS Fund, shareholders approved a sub-advisory agreement between HL Advisors and Hartford Investment Management, pursuant to which Hartford Investment Management serves as an additional sub-adviser to Hartford Small Company HLS Fund. As a result, Hartford Small Company HLS Fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among Hartford Investment Management and Wellington Management.

INVESTMENT MANAGEMENT FEE REDUCTION

Effective June 12, 2006, HL Investment Advisors, LLC, has agreed to reduce its investment management fee by adding breakpoints at certain asset levels for Hartford Small Company HLS Fund. Accordingly, the SAI is revised as follows:

Effective June 12, 2006, under the heading "Investment Management Fees" on page 43, the fee table for Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund and Small Company HLS Fund is amended by deleting the Small Company HLS Fund from the list of funds preceding the fee table.

Under the heading "Investment Management Fees" on page 43, after the fee schedule for "High Yield HLS Fund" the following fee schedule is inserted:

SMALL COMPANY HLS FUND

AVERAGE DAILY NET
ASSETS                                                                                           ANNUAL RATE
----------------------                                                                           ------------
First $250 million                                                                                  0.775%
Next $250 million                                                                                   0.725%
Next $500 million                                                                                   0.675%
Next $500 million                                                                                   0.600%
Amount Over $1.5 billion                                                                            0.550%

Under the heading "Sub-advisory Fees" on page 45, the sub-advisory fee table for Capital Appreciation HLS Fund, Global Advisers HLS Fund, Global Leaders HLS Fund, Growth HLS Fund, Growth Opportunities HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Small Company HLS Fund, SmallCap Growth HLS Fund and Value Opportunities HLS Fund, is amended by deleting Small Company HLS Fund from the list of funds preceding the sub-advisory fee table.

Under the heading "Portfolio Managers, Other Accounts Managed by Hartford Investment Management Portfolio Managers" on page 50, the table listing accounts managed by Hartford Investment Management managers is amended by inserting between Mortgage Securities HLS Fund and Total Return Bond HLS Fund the following table:

SMALL COMPANY HLS FUND

                                         REGISTERED
                                         INVESTMENT
PORTFOLIO                                 COMPANY       AUM      POOLED      AUM      OTHER          AUM
MANAGER                                   ACCOUNTS    ($ MIL)   ACCOUNTS   ($ MIL)   ACCOUNTS      ($ MIL)
-----------------                        -----------  --------  ---------  --------  ---------   -------------
Mark Waterhouse(1)                            0         $ 0         0        $ 0         1       $ 33,784,636

Under the heading "Portfolio Managers, Other Accounts Managed by Hartford Investment Management Portfolio Managers" on page 51, the following footnote is added at the end of the table:

(1) Mark Waterhouse was named portfolio manager for Hartford Small Company HLS Fund as of June 12, 2006. The information provided in the table above is current as of May 16, 2006.

Under the heading "Compensation of Hartford Investment Management Portfolio Managers" on page 52, the table listing each Fund sub-advised by Hartford Investment Management and its corresponding performance benchmark is amended by inserting between Mortgage Securities HLS Fund and Total Return Bond HLS Fund the following information:

HLS FUND                                                     BENCHMARK
-----------                                                  --------------------------------------------------
Small Company HLS Fund                                       Russell 2000 Growth Index
                                                             Lipper MF Small Cap Growth Average

Under the headings "Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers" on page 53, the table listing the securities beneficially owned by Hartford Investment Management portfolio managers is amended by inserting the following after the listing Nasri Toutoungi:

PORTFOLIO                                                                DOLLAR RANGE OF EQUITY SECURITIES
MANAGER                     HLS FUND(S) SUB-ADVISED/MANAGED              BENEFICIALLY OWNED
-----------------           -------------------------------------------  --------------------------------------
Mark Waterhouse(1)          Small Company HLS Fund                       None

On the same page, the following footnote is added at the end of the table:

(1) Mark Waterhouse was named portfolio manager for Hartford Small Company HLS Fund as of June 12, 2006. The information provided in the table above is current as of May 16, 2006.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                               TO THE COMBINED
                     STATEMENT OF ADDITIONAL INFORMATION
    FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
                             DATED MAY 1, 2006

THIS SUPPLEMENT AMENDS THE COMBINED STATEMENT OF ADDITIONAL INFORMATION OF THE
             HARTFORD HLS FUNDS DATED MAY 1, 2006 (THE "SAI").

HARTFORD HIGH YIELD HLS FUND

Effective June 15, 2006, the SAI is revised as follows:

In the subsection entitled "High Yield-High Risk Debt Securities and Bank Loans", on page 9 of the SAI, the following sentence replaces the fourth sentence in this subsection:

Although High Yield HLS Fund is permitted to invest up to 100% of its total assets in securities and bank loans rated below investment grade, no more than 25% of total assets will be invested in securities and bank loans rated below "B3" by Moody's or "B-" by S&P, or if unrated, determined to be of comparable quality by Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IA SHARES PROSPECTUS
                             DATED MAY 1, 2006
                         FOR THE HARTFORD HLS FUNDS

         THIS SUPPLEMENT AMENDS THE CLASS IA SHARES PROSPECTUS OF THE
          HARTFORD HLS FUNDS DATED MAY 1, 2006 (THE "PROSPECTUS").

HARTFORD HIGH YIELD HLS FUND

Effective June 15, 2006, the Prospectus is revised as follows:

In the section entitled "Principal Investment Strategy," on page 50 of the Prospectus, the following sentence replaces the third sentence in this section:

The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5788

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IB SHARES PROSPECTUS
                             DATED MAY 1, 2006
                         FOR THE HARTFORD HLS FUNDS

         THIS SUPPLEMENT AMENDS THE CLASS IB SHARES PROSPECTUS OF THE
          HARTFORD HLS FUNDS DATED MAY 1, 2006 (THE "PROSPECTUS").

HARTFORD HIGH YIELD HLS FUND

Effective June 15, 2006, the Prospectus is revised as follows:

In the section entitled "Principal Investment Strategy", on page 51 of the Prospectus, the following sentence replaces the third sentence in this section:

The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5789

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IA SHARES PROSPECTUS
                          (DIRECTOR MULTI-MANAGER)
                             DATED MAY 1, 2006
                         FOR THE HARTFORD HLS FUNDS

         THIS SUPPLEMENT AMENDS THE CLASS IA SHARES PROSPECTUS OF THE
          HARTFORD HLS FUNDS DATED MAY 1, 2006 (THE "PROSPECTUS").

The Prospectus is revised as follows:

HARTFORD HIGH YIELD HLS FUND

Effective June 15, 2006, the Prospectus is revised as follows:

In the section entitled "Principal Investment Strategy", on page 31 of the Prospectus, the following sentence replaces the third sentence in this section:

The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5790

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IA SHARES PROSPECTUS
       (INVESTMENT OPTIONS WITHIN UNION SECURITY VARIABLE ANNUITIES)
                             DATED MAY 1, 2006
                         FOR THE HARTFORD HLS FUNDS

         THIS SUPPLEMENT AMENDS THE CLASS IA SHARES PROSPECTUS OF THE
          HARTFORD HLS FUNDS DATED MAY 1, 2006 (THE "PROSPECTUS").

The Prospectus is revised as follows:

HARTFORD HIGH YIELD HLS FUND

Effective June 15, 2006, the Prospectus is revised as follows:

In the section entitled "Principal Investment Strategy," on page 40 of the Prospectus, the following sentence replaces the third sentence in this section:

The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management.

HARTFORD SMALLCAP VALUE HLS FUND

Effective June 1, 2006, the Prospectus is revised as follows:

In the subsection entitled "The Investment Sub-Advisers," on page 99 of the Prospectus, the following sentences are added to the end of the third paragraph under the heading "SmallCap Value HLS Fund:"

Effective June 1, 2006, Evergreen Investments, a division of Wachovia Corporation, will acquire a majority interest in MetWest Capital. This transaction is not expected to affect the day-to-day management of SmallCap Value HLS Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5791

                                  SUPPLEMENT
                             DATED MAY 31, 2006
                                   TO THE
                         CLASS IA SHARES PROSPECTUS
                                   (ISP)
                             DATED MAY 1, 2006
                         FOR THE HARTFORD HLS FUNDS

         THIS SUPPLEMENT AMENDS THE CLASS IA SHARES PROSPECTUS OF THE
          HARTFORD HLS FUNDS DATED MAY 1, 2006 (THE "PROSPECTUS").

The Prospectus is revised as follows:

HARTFORD HIGH YIELD HLS FUND

Effective June 15, 2006, the Prospectus is revised as follows:

In the section entitled "Principal Investment Strategy," on page 23 of the Prospectus, the following sentence replaces the third sentence in this section:

The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5793